Financial Income and Expenses - Summary Of Details About Other Finance Income Expense Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Exchange differences	€ 11,663	€ (4,044)	€ 1,466
Total	€ 11,663	€ (4,044)	€ 1,466